Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events pursuant to the requirements of ASC Topic 855, from the balance sheet date through the date the financial statements were issued, and has determined that the following subsequent event exists:

On August 12, 2024, ANEW PIPE Investor converted $2,000,000 of the principal amount and related interest of the ANEW PIPE Financing note issued on April 22, 2024 funded in connection with the Merger on June 21, 2024 into 1,550,617 shares of the Company’s common stock, with remaining principal balance due of $0.